Earning Per Share - Summary of Diluted Earnings Per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit attributable to controlling interest	₩ 1,125,379,754,922	₩ 1,698,202,436,726	₩ 3,157,536,155,264
Interests of hybrid bonds, net of tax	0	0	(1,078,164,383)
Gain from exchange rate on and	₩ (139,569,768,850)	₩ 0	₩ (55,751,463,819)
Adjusted weighted-average number of common shares	77,990,432	75,869,542	78,906,375
Diluted earnings per share	₩ 12,640	₩ 22,383	₩ 39,296